Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Summary of Inventory	Inventory consisted of the following:

	As of December 31,
	2021	2022
Finished goods	1,042,719	3,059,567
Raw materials	1,605,197	1,449,596
Work-in-process	14,005	12,210

Total	2,661,921	4,521,373